Organization, Business and Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization, Business and Going Concern
Organization, Business and Going Concern

Note 1 – Organization, Business and Going Concern

General Enterprise Ventures, Inc., was originally incorporated under the laws of the State of Nevada on March 14, 1990. On June 3, 2021, after approval by the board of directors and shareholders of the Company, the Company was redomiciled to the State of Wyoming. On October 11, 2021, after approval by the board of directors and shareholders of the Company, the Company was renamed General Enterprise Ventures, Inc., in the State of Wyoming. When used in these notes, the terms “GEVI,” “Company,” “we,” “us” and “our” mean General Enterprise Ventures, Inc. and all entities included in our unaudited consolidated financial statements.

Corporate Changes

Effective June 25, 2024, the Company formed and organized a wholly owned subsidiary, GEVI Insurance Holdings Inc., an Ohio corporation (“GEVI Insurance”), to enter the wildfire insurance markets utilizing the Company’s flame retardant and flame suppression product. Effective February 21, 2025, the Company formed MFB Insurance Company, Inc., a Hawaii corporation (“MFBI”)  and organized it as a wholly owned subsidiary of GEVI Insurance to act as a captive insurance company to enter the wildfire insurance market. MFBI was formed to act as a captive insurance company to reinsure real property protected with the Company’s CitroTech product. MFBI is not currently able to reinsure real property.

Business

Our product is CitroTech™, which is utilized in wildfire defense and to treat lumber to inhibit fire. In addition, we are developing a coating to treat lumber during manufacture prior to distribution. Our product is sustainable, because it is made of food-grade ingredients derived from corn, fruits and other renewable sources. Our current customer base is mainly comprised of homeowners, developers and fire departments. Homeowners and developers use our product to proactively spray wood framing during construction to treat the property prior to the occurrence of fires. We install systems to deploy our product remotely to provide a buffer zone around properties to prevent combustion. Fire Departments use our product to proactively spray around controlled burns and areas that traditionally have active wildfire risk to prevent expansion of the burn area.

Going Concern

Our unaudited consolidated financial statements are prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has incurred losses since inception and has a net loss of approximately $10.9 million and revenue of $1.0 million for the three months ended March 31, 2025. The Company also has working capital of approximately $49,000 as of March 31, 2025. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the unaudited consolidated financial statements are issued.

Management recognizes that the Company must obtain additional resources to successfully implement its business plans. During the three months ended March 31, 2025, the Company completed financings from the issuance of Series C preferred stock, and convertible notes, generating net proceeds of approximately $3.9 million. However, the Company’s existing cash resources and income from operations, are not expected to provide sufficient funds to carry out the Company’s operations and business development through the next twelve (12) months.

Management plans to continue to raise funds and complete a public offering to support our operations in 2025. However, no assurances can be given that we will be successful. If management is not able to timely and successfully raise additional capital and/or complete a public offering, the implementation of the Company’s business plan, financial condition and results of operations will be materially affected. These unaudited consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 1 – Organization, Business and Going Concern

General Enterprise Ventures, Inc., was originally incorporated under the laws of the State of Nevada on March 14, 1990 and on June 3, 2021 was redomiciled to the State of Wyoming. When used in these notes, the terms “GEVI,” “Company,” “we,” “us” and “our” mean General Enterprise Ventures, Inc. and all entities included in our consolidated financial statements.

Business

We are an environmentally sustainable flame retardant and flame suppression company for the residential home industry throughout the United States and Canada markets. Management is experienced at business integration and branding potential. The Company is bringing to the marketplace unique, disruptive product with significant environmental impact potential.

The Company holds various intellectual property in the form of patents and trademarks in the fields of fire suppression, mapping and tracking of fire retardant dispersion and fire inhibition chemistry and technology. The Company has obtained multiple certification and accreditations in this industry, such as being the only EPA Safer Choice approved, long-term fire retardant, awarded UL GreenGuard Gold status, and California Bioassay water approval.

Going Concern

Our consolidated financial statements are prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has incurred losses since inception and has a net loss of approximately $6.9 million and revenue of $0.8 million for the year ended December 31, 2024. The Company also has a working capital deficiency of approximately $0.5 million as of December 31, 2024. In addition, the Company has been dependent on related parties to fund operations and has an amount owing to related parties of $0.6 million outstanding at December 31, 2024. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

Management recognizes that the Company must obtain additional resources to successfully implement its business plans. During the year ended December 31, 2024, the Company completed financings from the issuance of Series C preferred stock, common stock, promissory notes and related party loans, generating net proceeds of approximately $3.1 million. However, the Company’s existing cash resources and income from operations, are not expected to provide sufficient funds to carry out the Company’s operations and business development through the next twelve (12) months.

Management plans to continue to raise funds and complete an Initial Public Offering (IPO) to support our operations in 2025. However, no assurances can be given that we will be successful. If management is not able to timely and successfully raise additional capital and/or complete an IPO, the implementation of the Company’s business plan, financial condition and results of operations will be materially affected. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.